UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    August 15, 2009

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		79

Form 13F Information Table Value Total:		$74,039,000

List of Other Included Managers:

NONE


                                   TITLE                     VALUE       SHARES/       SHRS/        INVS
NAME OF ISSUER                   OF CLASS        CUSIP      (x$1000)       PRN          PRN         DSCR
--------------------------------------------------------- ------------------------ -------------- ---------
3M Company                          COM        88579Y101           763        12700     SHRS        SOLE
Abbott Laboratories                 COM        002824100           804        17100     SHRS        SOLE
Aflac Inc                           COM        001055102           654        21050     SHRS        SOLE
Allergan Inc.                       COM        001849010          1570        33000     SHRS        SOLE
American Movil SA                   ADR        02364W105           908        23450     SHRS        SOLE
American Tower Corp                 COM        029912201          1523        48300     SHRS        SOLE
Apache Corp                         COM        037411105           534         7400     SHRS        SOLE
Apple Corp.                         COM        037833100           388         2725     SHRS        SOLE
Becton Dickinson & Co               COM        075887109           478         6700     SHRS        SOLE
Berkshire Hathaway Cl B             COM        084670207           203           70     SHRS        SOLE
Burlington Northern Sante Fe        COM        12189T104          1088        14800     SHRS        SOLE
Century Tel Enterprises             COM        156700106           230         7500     SHRS        SOLE
China Mobile LTD                    ADR        16941M109           997        19900     SHRS        SOLE
Cisco Systems Inc.                  COM        17275R102          2109       113100     SHRS        SOLE
Cognizant Tech Solutions            COM        192466102           673        25200     SHRS        SOLE
Colgate-Palmolive                   COM        194162103          1029        14550     SHRS        SOLE
Consol Energy Inc                   COM        20854P109          1073        31600     SHRS        SOLE
Copano Energy Llc                   COM        217202100           169        10500     SHRS        SOLE
Covance Inc                         COM        222816100          2047        41600     SHRS        SOLE
CVS Corporation Delaware            COM        126650100           978        30700     SHRS        SOLE
Danaher Corporation                 COM        235851102           679        11000     SHRS        SOLE
Diageo PLC ADR                      ADR        386090302          1623        28350     SHRS        SOLE
Eaton Corporation                   COM        278058102           926        20750     SHRS        SOLE
Ecolab Inc.                         COM        278865100          2332        59800     SHRS        SOLE
EMC Corporation                     COM        268648102          2293       175000     SHRS        SOLE
Emerson Electric Company            COM        291011104           778        24000     SHRS        SOLE
Encana Corporation                  ADR        292505104           658        13300     SHRS        SOLE
Express 1 Expidited Solutions       COM        815801105            25        29000     SHRS        SOLE
Exxon Mobile Corp.                  COM        30231G102           245         3500     SHRS        SOLE
FedEx Corp                          COM        31428X106           712        12800     SHRS        SOLE
Fiserv Inc. Wisc.                   COM        337738108          1195        26150     SHRS        SOLE
Flowserve Corporation               COM        34354P105           262         3750     SHRS        SOLE
Fluor Corp.                         COM        343861100           785        15300     SHRS        SOLE
Foster Wheeler New Ord              COM        G36535139           211         8900     SHRS        SOLE
Freeport McMoran Copper A           COM        35671D857           799        15950     SHRS        SOLE
Gamestop Corp Cl A New              COM        36467W109           519        23600     SHRS        SOLE
General Cable Cp De New             COM        369300108          1319        35100     SHRS        SOLE
General Electric                    COM        369604103           405        34525     SHRS        SOLE
Genzyme Corp                        COM        372917104           473         8500     SHRS        SOLE
Henry Schein Inc                    COM        806407102           777        16200     SHRS        SOLE
Hewlett-Packard Company             COM        428236103          1527        39500     SHRS        SOLE
Honda Motor Co Ltd Adr              ADR        438128308           567        20700     SHRS        SOLE
HSBC Holdings PLC-SPON              ADR        404280406           237         5662     SHRS        SOLE
J.P. Morgan Chase & Co.             COM        46625H100           548        16060     SHRS        SOLE
Johnson & Johnson                   COM        478160104          1448        25500     SHRS        SOLE
Lubrizol Corporation                COM        549271104           270         5700     SHRS        SOLE
Marsh and McClennan Cos.            COM        571748102           743        36900     SHRS        SOLE
Marshall & Ilsley Corp              COM        571834100            69        14304     SHRS        SOLE
MasterCard                          COM        57636Q104          1932        11550     SHRS        SOLE
McDonalds                           COM        580135101           420         7300     SHRS        SOLE
Microsoft Corporation               COM        594918104          1626        68400     SHRS        SOLE
Monsanto                            COM        61166W101          2534        34087     SHRS        SOLE
Nike Inc                            COM        654106103          1072        20700     SHRS        SOLE
Norfolk Southern Corp               COM        655844108           768        20400     SHRS        SOLE
Novartis A G Spon ADR               ADR        66987V109          1322        32400     SHRS        SOLE
NYSE Group Inc                      COM        62949W101          1752        64300     SHRS        SOLE
Paincare Holdings Inc               COM        69562E104             1        12050     SHRS        SOLE
PepsiCo Inc.                        COM        713448108          2132        38800     SHRS        SOLE
Petroleo Brasileiro Adrf            ADR        71654V408           389         9500     SHRS        SOLE
Procter & Gamble                    COM        742718109          1962        38400     SHRS        SOLE
Prudential Financial Inc            COM        744320102           205         5500     SHRS        SOLE
Research In Motion LTD              ADR        760975102           988        13900     SHRS        SOLE
Roche Hldg Ltd Spon Adrf            ADR        771195104          1160        34000     SHRS        SOLE
Schlumberger Ltd.                   COM        806857108          1626        30050     SHRS        SOLE
Schwab Charles Corp                 COM        808513105          1994       113700     SHRS        SOLE
Stryker Corp                        COM        863667101           938        23600     SHRS        SOLE
Supreme Industries, Inc.            COM        868607102            17        10812     SHRS        SOLE
Thermo Fisher Scientific            COM        883556102          2026        49700     SHRS        SOLE
Transocean                          COM        893817106           523         7037     SHRS        SOLE
UNITED COMM BANCORP                 COM        909835100           207        20000     SHRS        SOLE
United Technologies Corp.           COM        913017109           733        14100     SHRS        SOLE
Vale SA                             ADR        204412209          1301        73800     SHRS        SOLE
Valero Energy Corp New              COM        91913Y100           610        36100     SHRS        SOLE
Verizon Communications              COM        92343V104          2299        74800     SHRS        SOLE
VF Corporation                      COM        918204108          2311        41750     SHRS        SOLE
Waste Management Inc Del            COM        94196L109          1380        49000     SHRS        SOLE
Wells Fargo & Co                    COM        949746101           442        18200     SHRS        SOLE
Williams Companies, Inc.            COM        969457100           229        14700     SHRS        SOLE
XTO Energy                          COM        98385X106           497        13025     SHRS        SOLE

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